Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
6.	Goodwill and Intangible Assets
Intangible assets consisted of the following as of September 30, 2021 and December 31, 2020:

	September 30, 2021
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Weighted Average Life
Goodwill	$29,303	$—	$29,303	—
License (indefinite lived)	4,917	—	4,917	—
Plan member relationships	2,700	2,241	459	9 years
Other	1,050	516	534	2 — 10 years

	$37,970	$2,757	$35,213

	December 31, 2020
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Weighted Average Life
Goodwill	$29,303	$—	$29,303	—
License (indefinite lived)	4,500	—	4,500	—
Plan member relationships	2,700	2,034	666	9 years
Other	633	457	176	2 — 10 years

	$37,136	$2,491	$34,645

Amortization
expense relating to intangible assets for the three months ended September 30, 2021 and 2020, was
 $
97
and $
82
,
respectively. Amortization expense for the nine months ended September 30, 2021 and 2020 wa
s $
266
and $
246
, respectively.
Estimated amortization expense relating to intangible assets for each of the next five years ending December 31, is as follows:

Remainder of 2021	$97
2022	386
2023	226
2024	82
2025	60
Thereafter	142

$993

There were
no
impairment charges related to goodwill and intangible assets for the three months or nine months ended September 30, 2021 and 2020.

6.	GOODWILL AND INTANGIBLE ASSETS
Intangible assets consisted of the following as of December 31, 2020 and 2019:

	2020
	Gross Carrying Value	Amortization Accumulated	Net Carrying Value	Weighted Average Life
Goodwill	$29,303	$—	$29,303	—
License (indefinite lived)	4,500	—	4,500	—
Plan member relationships	2,700	(2,034)	666	9 years
Other	633	(457)	176	2—10 years

	$37,136	$(2,491)	$34,645

	2019
	Gross Carrying Value	Amortization Accumulated	Net Carrying Value	Weighted Average Life
Goodwill	$29,303	$—	$29,303	—
License (indefinite lived)	4,500	—	4,500	—
Plan member relationships	2,700	(1,759)	941	9 years
Other	633	(406)	227	2—10 years

	$37,136	$(2,165)	$34,971

Amortization expense relating to intangible assets for the year ended December 31, 2020 and 2019, was $327. Estimated amortization expense relating to intangible assets for each of the next five years ending December 31, is as follows:

2021	$327
2022	327
2023	166
2024	22

$842

Impairment tests completed during the year did not result in any impairment charges related to goodwill and intangible assets for the years ended December 31, 2020 and 2019.